SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Accounts Receivable and Allowance for Uncollectible Accounts Receivable) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable and allowance for uncollectible accounts receivable
Allowance for doubtful accounts	¥ 0	¥ 0